Loans and financings - Maturity profile (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans and financings
Loans and financing	$ 1,508,557	$ 1,424,867	$ 1,447,299
Less than 1 year
Loans and financings
Loans and financing	33,149
2021
Loans and financings
Loans and financing	104,268
2022
Loans and financings
Loans and financing	108,494
2023
Loans and financings
Loans and financing	403,880
2024
Loans and financings
Loans and financing	117,716
Later than 5 years
Loans and financings
Loans and financing	741,050
Eurobonds - USD
Loans and financings
Loans and financing	1,043,748	1,042,571
Eurobonds - USD | Less than 1 year
Loans and financings
Loans and financing	8,680
Eurobonds - USD | 2023
Loans and financings
Loans and financing	341,828
Eurobonds - USD | Later than 5 years
Loans and financings
Loans and financing	693,240
Debt with banks
Loans and financings
Loans and financing	197,926	197,292
Debt with banks | 2021
Loans and financings
Loans and financing	79,195
Debt with banks | 2022
Loans and financings
Loans and financing	79,254
Debt with banks | 2023
Loans and financings
Loans and financing	39,477
BNDES
Loans and financings
Loans and financing	95,295	89,925
BNDES | Less than 1 year
Loans and financings
Loans and financing	7,454
BNDES | 2021
Loans and financings
Loans and financing	9,035
BNDES | 2022
Loans and financings
Loans and financing	14,353
BNDES | 2023
Loans and financings
Loans and financing	14,353
BNDES | 2024
Loans and financings
Loans and financing	14,006
BNDES | Later than 5 years
Loans and financings
Loans and financing	36,094
Debentures
Loans and financings
Loans and financing	20,265	28,188
Debentures | Less than 1 year
Loans and financings
Loans and financing	6,952
Debentures | 2021
Loans and financings
Loans and financing	6,656
Debentures | 2022
Loans and financings
Loans and financing	6,657
Export credit note
Loans and financings
Loans and financing	97,378
Export credit note | Less than 1 year
Loans and financings
Loans and financing	811
Export credit note | 2021
Loans and financings
Loans and financing	198
Export credit note | 2022
Loans and financings
Loans and financing	197
Export credit note | 2023
Loans and financings
Loans and financing	199
Export credit note | 2024
Loans and financings
Loans and financing	95,973
Other
Loans and financings
Loans and financing	53,945	$ 66,891
Other | Less than 1 year
Loans and financings
Loans and financing	9,252
Other | 2021
Loans and financings
Loans and financing	9,184
Other | 2022
Loans and financings
Loans and financing	8,033
Other | 2023
Loans and financings
Loans and financing	8,023
Other | 2024
Loans and financings
Loans and financing	7,737
Other | Later than 5 years
Loans and financings
Loans and financing	$ 11,716